Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 234,075		¥ 188,755
Other assets	127,248	[1]	188,586	[1]
Other current liabilities	(2,735)		(1,515)
Other liabilities	(615,879)		(526,299)
Net deferred tax asset (liability)	¥ (257,291)		¥ (150,473)

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).